Fidelity®

Intermediate Bond

Fund

Semiannual Report

October 31, 2000

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A sixth-straight year of double-digit positive returns for the Dow Jones Industrial Average, NASDAQ and S&P 500® could be in jeopardy unless the U.S. stock market shows marked improvement in the final two months of 2000. Through October, all three indexes had negative year-to-date returns. On the other hand, most fixed-income sectors were solidly in the black. Treasuries and other long-term government securities led the way, returning nearly 14%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Intermediate Bond	5.13%	6.57%	31.51%	99.07%
LB Int Govt/Credit Bond	5.34%	6.46%	33.43%	102.72%
Short-Intermediate Investment Grade Debt Funds Average	4.34%	5.69%	29.18%	89.40%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Intermediate Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 128 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Intermediate Bond	6.57%	5.63%	7.13%
LB Int Govt/Credit Bond	6.46%	5.94%	7.32%
Short-Intermediate Investment Grade Debt Funds Average	5.69%	5.25%	6.59%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Intermediate Bond Fund on October 31, 1990. As the chart shows, by October 31, 2000, the value of the investment would have grown to $19,907 - a 99.07% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Credit Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,272 - a 102.72% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Performance - continued

Total Return Components

	Six months ended October 31,	Years ended April 30,
	2000	2000	1999	1998	1997	1996
Dividend returns	3.37%	6.17%	6.13%	6.69%	6.61%	6.65%
Capital returns	1.76%	-4.73%	-0.10%	2.01%	-0.59%	0.20%
Total returns	5.13%	1.44%	6.03%	8.70%	6.02%	6.85%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.41¢	31.96¢	63.24¢
Annualized dividend rate	6.46%	6.50%	6.48%
30-day annualized yield	6.69%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.86 over the past one month, $9.76 over the past six months and $9.76 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Strong technical factors in the market helped most investment-grade bonds overcome unusually volatile market conditions, enabling them to handily outperform most major U.S. equity indexes during the six-month period that ended October 31, 2000. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 5.80% during this time frame. Treasuries continued their hot streak from the beginning of 2000 thanks to a swelling federal surplus and the U.S. government's decision to buy back increasingly larger amounts of outstanding long-term debt. Anticipation that the Fed was finished raising interest rates following a half-point hike in May, combined with persistent flights-to-safety from risk-averse investors concerned about volatility in equity markets, further bolstered the long bond, helping the Lehman Brothers Treasury Index return 5.50% during the period. Mortgage and agency securities rallied back from their period lows in May to post formidable six-month returns. Discount mortgages were boosted by higher-than-normal prepayment activity supported by a strong housing market. Agencies staged a comeback behind reduced political risk surrounding government-sponsored enterprises. During the past six months, the Lehman Brothers Mortgage-Backed Securities and U.S. Agency indexes returned 6.24% and 6.08%, respectively. The corporate sector was the worst-performing segment of the market, plagued by deteriorating credit conditions and growing supply pressures. The Lehman Brothers Credit Bond Index posted a 5.37% return during the six-month period.

(Portfolio Manager photograph)
An interview with Ford O'Neil, Portfolio Manager of Fidelity Intermediate Bond Fund

Q. How did the fund perform, Ford?

A. For the six-month period that ended October 31, 2000, the fund posted a total return of 5.13%, topping the intermediate investment grade debt funds average tracked by Lipper Inc., which returned 4.34%. The Lehman Brothers Intermediate Government/Credit Bond Index returned 5.34% during the same period. For the 12 months that ended October 31, 2000, the fund returned 6.57%, outpacing both the Lipper average and Lehman Brothers index, which returned 5.69% and 6.46%, respectively.

Q. What factors influenced the fund's performance during the six-month period?

A. Favorable sector allocation and security selection were the biggest factors. Assuming a more defensive posture by way of further diversification was a key strategy given the extreme volatility that plagued the bond market during the past six months. With "negative event risk" threatening the credit quality of many corporate bonds during the period, I chose to reposition the fund in higher-quality, shorter-term issues, which suffered the least. This move helped mitigate the effects of our overweighting in corporates relative to the index. While we were able to avoid most of the major blow-ups in the sector during the period, the exposure we did have detracted from relative performance. Although underweighted in Treasuries, we owned longer-dated securities than the Lehman Brothers benchmark, which helped as the prices of these issues jumped in response to the U.S. Treasury's decision to reduce both outstanding and new issue supply of long-term debt. We also benefited by owning some callable Treasuries, which offered us the combination of a higher yield, as well as some price appreciation when the government surprisingly included these bonds in its buyback campaign. Unfortunately, much of what we gained in Treasuries, we gave back by underweighting agencies, a sector that rebounded nicely during the period. The political risk faced by dominant issuers Fannie Mae and Freddie Mac potentially losing their implicit government backing weighed heavily on the sector early on. Since we had little insight into how that outcome would be decided, I felt it prudent to remain underweighted in agencies, while pursuing more attractive opportunities elsewhere.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What was behind the fund's success relative to its peers?

A. A combination of factors led to the fund's success relative to its peers. First off, I believe many of our peers were more highly concentrated in some of the benchmark's largest issuers, which left them more heavily exposed to some of the enormous credit blowups that marked the six-month period. Second, the fund had an insignificant amount of poorly performing non-investment-grade debt, which also boosted relative returns. Finally, having a slightly longer duration - a measure of how sensitive the fund's share price is to changing interest rates - than some of our competitors helped in light of the unique technical backdrop painted by the Treasury buybacks. Under normal circumstances when the Federal Reserve Board is raising interest rates, it's appropriate to be shorter than the index. So basically, anyone who followed conventional wisdom got hurt.

Q. How did some of your other strategies play out for the fund?

A. Having exposure to a few of the bright spots within corporates, namely energy, entertainment and even tobacco, helped offset some of our losses. Although we were heavily invested in telecommunications, our strategy of overweighting strong performing European issuers at the expense of U.S. carriers paid off. An out-of-benchmark position in discount mortgages also worked out nicely for us, as we benefited from a pick-up in prepayment activity related to strong housing turnover. Allocating some assets to high-quality asset-backed and commercial mortgage-backed securities provided the fund with some stability, which was important in a declining credit environment. Their yield spreads widened somewhat during the period, but not enough to fully neutralize the yield advantage they offered relative to Treasuries.

Q. What's your outlook?

A. I remain cautious. We're at a crossroads in that the debt markets are anticipating a significant economic downturn, which is not supported by current economic data. So, given this uncertainty, I believe it's prudent to err on the side of caution, which leads to a very diversified portfolio in terms of sectors as well as individual names. I feel the fund should remain overweighted in the spread sectors, which currently offer historically attractive value opportunities, but it should remain defensively positioned.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current income by investing mainly in investment-grade debt securities while normally maintaining an average maturity between three and 10 years

Fund number: 032

Trading symbol: FTHRX

Start date: May 23, 1975

Size: as of October 31, 2000, more than $3.3 billion

Manager: Ford O'Neil, since 1998; manager, various Fidelity bond funds; joined Fidelity in 1990

3

Ford O'Neil on compelling value in today's credit markets:

"The spread sectors are as cheap as they've ever been, especially in light of today's strong economic environment. To begin with, corporates are an extraordinarily cheap sector, with the widest spreads seen in over a decade - double the levels we had at the height of the global economic crisis in 1998. Again, since we feel the economy, although slowing, is not heading toward a severe economic recession, corporates are all the more attractive on a historical basis. Turning to mortgages, one would think that with spreads where they are today, we'd be seeing a refinancing wave coming around the corner. Maybe so, but I certainly don't see that happening any time soon, particularly given the fact that mortgage rates remain approximately 1% above the yield levels that triggered the refinancing wave that hit toward the end of 1998 and beginning of 1999. Finally, agency yield spreads relative to Treasuries hit their widest levels in May at the height of the political controversy surrounding government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac. Although agency spreads tightened a bit toward the end of the six-month period when legislation stalled, they still remain attractive, albeit less so than the corporate and mortgage markets. After the presidential election, legislation could pick up again, which could cause problems for agencies in their quest to possibly replace Treasuries as the benchmark issue. Even though I still view agencies as a core position, I intend to maintain a slight underweighting in the sector overall."

Semiannual Report

Investment Changes

Quality Diversification as of October 31, 2000
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	38.3	38.2
Aa	8.2	5.6
A	22.2	22.6
Baa	25.3	29.8
Ba and Below	0.6	1.0
Not Rated	1.0	1.1
Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings.
Average Years to Maturity as of October 31, 2000
6 months ago
Years	6.1	5.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2000
6 months ago
Years	3.5	3.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2000 *		As of April 30, 2000 **
	Corporate Bonds 49.7%		Corporate Bonds 51.8%
	U.S. Government and Government Agency Obligations 28.7%		U.S. Government and Government Agency Obligations 29.3%
	Asset-Backed Securities 9.1%		Asset-Backed Securities 9.3%
	CMOs and Other Mortgage Related Securities 5.0%		CMOs and Other Mortgage Related Securities 4.0%
	Other Investments 4.4%		Other Investments 4.3%
	Short-Term Investments and Net Other Assets 3.1%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	15.2%	** Foreign investments	13.8%

Semiannual Report

Investments October 31, 2000

(Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 49.7%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
AEROSPACE & DEFENSE - 0.3%
Defense Electronics - 0.3%
Raytheon Co. 7.9% 3/1/03	Baa2	$ 10,000	$ 10,116
BASIC INDUSTRIES - 1.3%
Chemicals & Plastics - 0.5%
Pharmacia Corp. 5.75% 12/1/05	A1	16,000	15,149
Paper & Forest Products - 0.8%
Abitibi-Consolidated, Inc. yankee:
8.3% 8/1/05	Baa3	3,380	3,417
8.55% 8/1/10	Baa3	12,285	12,114
Fort James Corp.:
6.5% 9/15/02	Baa2	11,950	11,767
6.625% 9/15/04	Baa2	525	500
			27,798
TOTAL BASIC INDUSTRIES			42,947
CONSTRUCTION & REAL ESTATE - 1.7%
Real Estate - 0.7%
Arden Realty LP 8.875% 3/1/05	Baa3	4,365	4,446
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	6,060	5,885
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	11,700	11,422
			21,753
Real Estate Investment Trusts - 1.0%
Avalonbay Communities, Inc.:
6.58% 2/15/04	Baa1	6,635	6,465
8.25% 7/15/08	Baa1	6,500	6,605
CenterPoint Properties Trust 7.125% 3/15/04	Baa2	9,000	8,768
Equity Office Properties Trust:
6.5% 1/15/04	Baa1	3,125	3,030
6.763% 6/15/07	Baa1	4,700	4,410
Spieker Properties LP 6.8% 5/1/04	Baa2	4,705	4,575
			33,853
TOTAL CONSTRUCTION & REAL ESTATE			55,606
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
DURABLES - 1.2%
Autos, Tires, & Accessories - 0.7%
Daimler-Chrysler North America Holding Corp. 7.4% 1/20/05	A1	$ 12,500	$ 12,535
Enron Corp. Series A, 8.375% 5/23/05	Baa1	8,915	9,273
			21,808
Textiles & Apparel - 0.5%
Jones Apparel Group, Inc./Jones Apparel Group Hldgs., Inc./Jones Apparel Group USA, Inc. 6.25% 10/1/01	Baa2	5,500	5,384
Jones Apparel Group, Inc. 7.875% 6/15/06	Baa2	12,580	11,617
			17,001
TOTAL DURABLES			38,809
ENERGY - 2.0%
Energy Services - 0.5%
Baker Hughes, Inc. 5.8% 2/15/03	A2	7,800	7,583
Petroliam Nasional BHD (Petronas) yankee 7.125% 10/18/06 (c)	Baa2	9,300	8,868
			16,451
Oil & Gas - 1.5%
Canada Occidental Petroleum Ltd. 7.125% 2/4/04	Baa2	13,450	13,279
Occidental Petroleum Corp. 6.35% 11/9/00	Baa3	5,000	5,000
Phillips Petroleum Co. 8.5% 5/25/05	Baa2	3,500	3,688
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	Baa3	9,700	9,291
The Coastal Corp. 6.2% 5/15/04	Baa2	8,500	8,251
Union Pacific Resources Group, Inc. 7% 10/15/06	Baa1	10,000	9,918
			49,427
TOTAL ENERGY			65,878
FINANCE - 25.9%
Banks - 10.2%
Australia & New Zealand Banking Group Ltd. yankee 6.25% 2/1/04	A1	15,995	15,569
Banc One Corp. 7.6% 5/1/07	A1	10,000	9,944
Bank of America Corp. 7.875% 5/16/05	Aa2	8,750	8,986
Bank of Montreal 6.1% 9/15/05	A1	3,000	2,857
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCE - continued
Banks - continued
Bank of New York Co., Inc. 6.625% 6/15/03	A1	$ 7,200	$ 7,152
Bank One Capital III 8.75% 9/1/30	Aa3	12,000	11,717
Bank One Corp. 7.625% 8/1/05	Aa3	2,000	2,023
BankAmerica Corp. 5.75% 3/1/04	Aa2	5,000	4,807
BanPonce Financial Corp. 6.75% 8/9/01	A3	3,850	3,839
Barclays Bank PLC yankee 8.55% 9/29/49 (b)(c)	Aa2	6,000	6,041
Capital One Bank:
6.375% 2/15/03	Baa2	9,860	9,568
6.48% 6/28/02	Baa2	7,975	7,778
6.65% 3/15/04	Baa3	12,500	11,983
Chase Manhattan Corp.:
5.75% 4/15/04	Aa3	7,200	6,912
6.375% 4/1/08	A1	3,500	3,286
7.25% 6/1/07	A1	6,303	6,266
Crestar Finanical Corp. 8.75% 11/15/04	A2	7,100	7,453
Den Danske Bank AS 6.375% 6/15/08 (c)(d)	A1	15,800	15,089
First Chicago Corp. 6.3% 11/1/01	Aa3	2,000	1,989
First National Boston Corp. 7.375% 9/15/06	A2	4,950	4,950
First Security Corp.:
5.875% 11/1/03	Aa2	1,750	1,686
7.5% 9/1/02	Aa3	5,300	5,300
First Tennessee National Corp. 6.75% 11/15/05	A3	7,020	6,839
Firstar Bank, Milwaukee 6.25% 12/1/02	Aa3	2,500	2,462
FleetBoston Financial Corp. 7.25% 9/15/05	A2	8,450	8,468
Kansallis-Osake-Pankki (NY Branch) yankee 10% 5/1/02	A1	17,415	18,083
Key Bank NA 5.8% 4/1/04	Aa3	7,000	6,669
Korea Development Bank 7.375% 9/17/04	Baa2	7,890	7,705
MBNA Corp. 6.34% 6/2/03	Baa2	2,900	2,800
Mellon Financial Co. 9.25% 8/15/01	A2	4,000	4,059
Merita Bank Ltd. yankee 6.5% 1/15/06	A1	12,000	11,531
Midland Bank PLC 8.625% 12/15/04	Aa3	9,750	10,275
National Australia Bank Ltd.:
yankee 6.4% 12/10/07 (d)	A1	9,875	9,585
yankee 6.6% 12/10/07	A1	10,000	9,428
NationsBank Corp. 6.5% 8/15/03	Aa3	4,000	3,953
Norwest Corp. 6.5% 6/1/05	Aa2	5,000	4,870
Popular, Inc. 6.2% 4/30/01	A3	7,545	7,504
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCE - continued
Banks - continued
Providian National Bank:
6.25% 5/7/01	Baa3	$ 8,875	$ 8,814
6.75% 3/15/02	Baa3	3,425	3,380
Royal Bank of Scotland Group PLC 9.118% 3/31/49	A1	20,205	21,046
State Street Corp. 7.65% 6/15/10	A1	3,000	3,059
Swiss Bank Corp. 6.75% 7/15/05	Aa2	4,000	3,933
Union Planters Corp. 6.75% 11/1/05	Baa2	9,000	8,661
Wachovia Corp. 6.925% 10/15/03	Aa3	17,750	17,717
Wells Fargo & Co. 7.2% 5/1/03	Aa2	2,250	2,265
			338,301
Credit & Other Finance - 10.2%
Abbey National Capital Trust I 8.963% 12/29/49 (d)	Aa3	4,050	4,034
Aristar, Inc. 6% 5/15/02	A3	11,200	11,010
Associates Corp. of North America:
5.8% 4/20/04	A1	6,750	6,484
6% 4/15/03	A1	6,910	6,758
CIT Group Holdings, Inc. 6.5% 6/14/02	A1	6,100	6,005
CIT Group, Inc. 7.375% 3/15/03	A1	1,700	1,703
Citigroup, Inc.:
7.25% 10/1/10	Aa3	15,000	14,881
9.5% 3/1/02	Aa2	2,000	2,065
Countrywide Funding Corp. 6.45% 2/27/03	A3	15,900	15,682
Duke Capital Corp. 7.5% 10/1/09	A3	14,500	14,582
Edison Mission Energy Funding Corp. 6.77% 9/15/03 (c)	Baa1	10,258	9,964
ERP Operating LP 6.55% 11/15/01	A3	3,150	3,125
Ford Motor Credit Co.:
7.5% 3/15/05	A2	3,500	3,511
7.6% 8/1/05	A2	10,000	10,053
7.875% 6/15/10	A2	10,000	10,028
General Motors Acceptance Corp.:
5.5% 1/14/02	A2	7,500	7,361
5.75% 11/10/03	A2	6,000	5,791
7.625% 6/15/04	A2	8,500	8,637
9% 10/15/02	A2	9,000	9,333
GS Escrow Corp. 7.125% 8/1/05	Ba1	2,500	2,293
Heller Financial, Inc. 6.5% 7/22/02	A3	8,200	8,083
Household Finance Corp. 8% 5/9/05	A2	6,000	6,136
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCE - continued
Credit & Other Finance - continued
HSBC Capital Funding LP 9.547% 12/31/49 (b)(c)	A1	$ 10,000	$ 10,520
Norwest Financial, Inc. 5.375% 9/30/03	Aa2	7,050	6,747
PNC Funding Corp. 6.95% 9/1/02	A2	12,500	12,506
Popular North America, Inc.:
6.625% 10/27/02	A3	5,000	4,958
7.375% 9/15/01	A3	8,420	8,404
Qwest Capital Funding, Inc. 7.75% 8/15/06 (c)	Baa1	4,000	4,056
Scotland International Finance No. 2 BV yankee:
7.7% 8/15/10 (c)	A1	8,000	7,938
8.8% 1/27/04 (c)	A1	5,250	5,449
Sears Roebuck Acceptance Corp.:
6% 3/20/03	A3	3,425	3,338
6.95% 5/15/02	A3	1,730	1,723
Spear, Leeds & Kellogg LP/SLK Capital Corp. 8.25% 8/15/05 (c)	A3	9,000	9,316
Sprint Capital Corp. 6.875% 11/15/28	Baa1	11,500	9,394
Textron Financial Corp. 7.125% 12/9/04	A2	12,675	12,675
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	14,146	14,287
TXU Eastern Funding:
6.15% 5/15/02	Baa1	12,000	11,744
6.75% 5/15/09	Baa1	13,500	12,153
U.S. West Capital Funding, Inc. 6.375% 7/15/08	Baa1	15,800	14,708
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	7,900	7,979
Unicredito Italiano Capital Trust II yankee 9.2% 10/29/49 (b)(c)	A1	3,500	3,478
Unilever Capital Corp. 6.75% 11/1/03	A1	10,000	9,951
			338,843
Insurance - 1.6%
American General Corp. 6.25% 3/15/03	A2	11,000	10,787
Metropolitan Life Insurance Co.:
6.3% 11/1/03 (c)	A1	4,500	4,404
7% 11/1/05 (c)	A1	5,000	4,903
New York Life Insurance Co. 6.4% 12/15/03 (c)	Aa3	10,000	9,808
The Saint Paul Companies, Inc. 7.875% 4/15/05	A1	6,500	6,662
Western National Corp. 7.125% 2/15/04	A2	18,430	18,320
			54,884
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCE - continued
Savings & Loans - 1.4%
H.F. Ahmanson & Co.:
7.875% 9/1/04	Baa1	$ 1,250	$ 1,262
8.25% 10/1/02	A3	6,400	6,520
Home Savings of America FSB 6.5% 8/15/04	A3	9,550	9,248
Long Island Savings Bank FSB:
6.2% 4/2/01	Baa3	7,030	6,982
7% 6/13/02	Baa3	10,700	10,627
Sovereign Bancorp, Inc. 6.625% 3/15/01	Ba3	10,500	10,418
			45,057
Securities Industry - 2.5%
Amvescap PLC yankee:
6.375% 5/15/03	A2	15,650	15,163
6.6% 5/15/05	A2	10,785	10,308
Goldman Sachs Group LP:
6.6% 7/15/02 (c)	A1	4,200	4,140
7.875% 1/15/03 (c)	A1	3,000	3,041
Goldman Sachs Group, Inc. 7.625% 8/17/05	A1	4,000	4,048
Lehman Brothers Holdings 7% 5/15/03	A3	10,000	9,956
Merrill Lynch & Co., Inc. 5.71% 1/15/02	Aa3	15,250	15,000
Morgan Stanley Dean Witter & Co. 7.125% 1/15/03	Aa3	12,250	12,297
Salomon Smith Barney Holdings, Inc. 7.3% 5/15/02	Aa3	8,000	8,037
			81,990
TOTAL FINANCE			859,075
INDUSTRIAL MACHINERY & EQUIPMENT - 0.9%
Tyco International Group SA:
6.875% 9/5/02	Baa1	5,500	5,458
yankee:
6.125% 6/15/01	Baa1	5,250	5,203
6.375% 6/15/05	Baa1	19,600	18,896
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT			29,557
MEDIA & LEISURE - 2.1%
Broadcasting - 1.2%
British Sky Broadcasting Group PLC 7.3% 10/15/06	Ba1	9,050	8,211
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
MEDIA & LEISURE - continued
Broadcasting - continued
Clear Channel Communications, Inc. 7.875% 6/15/05	Baa3	$ 5,880	$ 5,926
Continental Cablevision, Inc. 8.3% 5/15/06	A2	11,501	11,779
Cox Communications, Inc. 6.5% 11/15/02	Baa2	1,500	1,479
Hearst-Argyle Television, Inc. 7% 11/15/07	Baa3	6,500	6,167
TCI Communications, Inc.:
8% 8/1/05	A2	2,748	2,783
8.65% 9/15/04	A2	2,000	2,073
			38,418
Entertainment - 0.4%
Viacom, Inc. 6.75% 1/15/03	Baa1	14,398	14,295
Publishing - 0.5%
News America Holdings, Inc. 8.625% 2/1/03	Baa3	4,000	4,087
Time Warner Entertainment Co. LP 8.375% 3/15/23	Baa2	11,500	11,998
			16,085
TOTAL MEDIA & LEISURE			68,798
NONDURABLES - 2.3%
Beverages - 0.2%
Seagram JE & Sons, Inc. 6.625% 12/15/05	Baa3	5,650	5,689
Foods - 0.9%
ConAgra Foods, Inc.:
5.5% 10/15/02	Baa1	12,000	11,636
7.875% 9/15/10	Baa1	11,750	11,924
Nabisco, Inc. 6.85% 6/15/05	Baa2	8,750	8,388
			31,948
Tobacco - 1.2%
Imperial Tobacco Overseas Bv 7.125% 4/1/09	Baa2	9,500	8,719
Philip Morris Companies, Inc.:
6.8% 12/1/03	A2	13,370	12,973
7% 7/15/05	A2	3,000	2,885
7.625% 5/15/02	A2	3,000	2,987
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
NONDURABLES - continued
Tobacco - continued
RJ Reynolds Tobacco Holdings, Inc.:
7.375% 5/15/03	Baa2	$ 5,125	$ 4,850
7.75% 5/15/06	Baa2	9,000	8,209
			40,623
TOTAL NONDURABLES			78,260
RETAIL & WHOLESALE - 1.0%
General Merchandise Stores - 0.8%
Dayton Hudson Corp. 9.75% 7/1/02	A2	2,200	2,288
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	9,300	8,746
8.125% 10/15/02	Baa1	6,535	6,510
8.5% 6/15/03	Baa1	8,905	8,842
			26,386
Grocery Stores - 0.2%
Safeway, Inc. 7% 9/15/02	Baa2	7,500	7,483
TOTAL RETAIL & WHOLESALE			33,869
TECHNOLOGY - 1.1%
Communications Equipment - 0.3%
Marconi PLC yankee 8.375% 9/15/30	A3	11,000	10,441
Computers & Office Equipment - 0.8%
Comdisco, Inc.:
6% 1/30/02	Baa2	11,850	8,769
6.65% 11/13/01	Baa2	3,000	2,370
7.25% 9/1/02	Baa2	7,500	5,475
Compaq Computer Corp. 7.45% 8/1/02	Baa2	9,200	9,186
			25,800
TOTAL TECHNOLOGY			36,241
TRANSPORTATION - 2.8%
Air Transportation - 0.9%
Continental Airlines, Inc. pass thru trust certificates:
7.42% 10/1/08	Baa1	7,545	7,447
7.434% 3/15/06	Baa1	2,665	2,614
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
TRANSPORTATION - continued
Air Transportation - continued
Continental Airlines, Inc. pass thru trust certificates: - continued
7.73% 9/15/12	Baa1	$ 981	$ 958
Delta Air Lines, Inc. 7.7% 12/15/05	Baa3	10,500	10,139
Qantas Airways Ltd. 7.75% 6/15/09 (c)	Baa1	8,500	8,557
			29,715
Railroads - 1.9%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	Baa2	19,000	18,668
Canadian National Railway Co. yankee 6.625% 5/15/03	Baa2	8,000	7,868
CSX Corp.:
6.46% 6/22/05	Baa2	5,000	4,788
7.05% 5/1/02	Baa2	5,000	4,973
7.25% 5/1/04	Baa2	6,000	5,978
Union Pacific 6.34% 11/25/03	Baa3	10,300	10,021
Wisconsin Central Transportation Corp. 6.625% 4/15/08	Baa2	11,070	9,991
			62,287
TOTAL TRANSPORTATION			92,002
UTILITIES - 7.1%
Cellular - 0.6%
Vodafone AirTouch PLC:
7.625% 2/15/05 (c)	A2	7,500	7,609
7.75% 2/15/10 (c)	A2	13,000	13,199
			20,808
Electric Utility - 2.4%
Avon Energy Partners Holdings 6.73% 12/11/02 (c)	Baa2	18,500	18,072
Commonwealth Edison Co. 7.375% 9/15/02	Baa1	7,500	7,533
Dominion Resources, Inc.:
7.6% 7/15/03	Baa1	5,000	5,066
8.125% 6/15/10	Baa1	5,395	5,563
Illinois Power Co. 6.25% 7/15/02	Baa1	5,000	4,929
Niagara Mohawk Power Corp.:
5.875% 9/1/02	Baa2	4,800	4,690
7.375% 8/1/03	Baa2	2,500	2,523
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utility - continued
Niagara Mohawk Power Corp.: - continued
8% 6/1/04	Baa2	$ 4,269	$ 4,375
8.875% 5/15/07	Baa3	2,485	2,612
Philadelphia Electric Co.:
6.5% 5/1/03	Baa1	4,800	4,719
6.625% 3/1/03	Baa1	8,980	8,861
Public Service Electric & Gas Co. 6.125% 8/1/02	A3	5,800	5,705
Texas Utilities Electric Co. 8.125% 2/1/02	A3	6,000	6,061
			80,709
Gas - 1.3%
CMS Panhandle Holding Co. 6.125% 3/15/04	Baa3	6,250	5,897
Consolidated Natural Gas Co. 7.375% 4/1/05	A2	5,750	5,774
Enserch Corp. 6.25% 1/1/03	Baa2	4,000	3,922
Kern River Funding Corp. 6.42% 3/31/01 (c)	A2	1,858	1,849
Reliant Energy Resources Corp. 8.125% 7/15/05 (c)	Baa1	8,000	8,096
Sempra Energy 7.95% 3/1/10	A2	10,000	10,090
Sonat, Inc. 6.875% 6/1/05	Baa2	2,755	2,713
Southwest Gas Corp. 9.75% 6/15/02	Baa2	3,840	3,957
			42,298
Telephone Services - 2.8%
Cable & Wireless Optus Ltd. 8% 6/22/10 (c)	Baa1	7,900	8,158
Deutsche Telekom International Finance BV 8.25% 6/15/30	A2	6,890	7,031
Telecomunicaciones de Puerto Rico, Inc.:
6.15% 5/15/02	Baa2	10,345	10,157
6.65% 5/15/06	Baa2	9,110	8,658
Telefonica Europe BV:
7.35% 9/15/05	A2	8,200	8,235
8.25% 9/15/30	A2	8,600	8,855
Teleglobe Canada, Inc.:
7.2% 7/20/09	Baa1	19,519	18,709
7.7% 7/20/29	Baa1	8,000	7,548
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Telephone Services - continued
WorldCom, Inc.:
6.125% 8/15/01	A3	$ 2,345	$ 2,322
7.75% 4/1/07	A3	1,950	1,973
8.875% 1/15/06	A3	11,326	11,687
			93,333
TOTAL UTILITIES			237,148
TOTAL NONCONVERTIBLE BONDS (Cost $1,672,659)			1,648,306
U.S. Government and Government Agency Obligations - 21.3%

U.S. Government Agency Obligations - 8.3%
Fannie Mae:
5.125% 2/13/04	Aaa	34,720	33,320
6.375% 10/15/02	Aaa	15,000	14,993
6.5% 8/15/04	Aaa	43,415	43,388
7% 7/15/05	Aaa	9,500	9,680
Federal Farm Credit Bank 5.54% 9/10/03	Aaa	1,000	974
Federal Home Loan Bank:
5.125% 9/15/03	Aaa	4,885	4,715
6.5% 8/15/07	Aaa	20,000	19,791
Financing Corp. - coupon STRIPS:
0% 12/6/03	Aaa	2,168	1,773
0% 10/5/05	Aaa	1,000	727
Freddie Mac:
5.85% 2/21/06	Aaa	2,425	2,342
6.875% 1/15/05	Aaa	6,330	6,411
7% 7/15/05	Aaa	14,595	14,869
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	Aaa	2,973	2,886
Series 1993-D, 5.23% 5/15/05	Aaa	2,357	2,284
Series 1995-A, 6.28% 6/15/04	Aaa	16,007	15,870
Series 1996-A, 6.55% 6/15/04	Aaa	8,212	8,180
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1994-B, 7.5% 1/26/06	Aaa	$ 2,015	$ 2,054
Series 1997-A, 6.104% 7/15/03	Aaa	10,000	9,915
Overseas Private Investment Corp. U.S. Government guaranteed participation certificate:
Series 1994-195, 6.08% 8/15/04 (callable)	Aaa	6,640	6,600
Series 1996-A1, 6.726% 9/15/10 (callable)	-	14,783	14,979
Series 1998-196A, 5.926% 6/15/05 (callable)	-	7,964	7,834
Private Export Funding Corp. secured:
5.31% 11/15/03 (c)	Aaa	8,115	7,821
5.8% 2/1/04	Aaa	11,900	11,692
6.62% 10/1/05	Aaa	10,000	10,061
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.89% 8/15/05	Aaa	2,917	2,860
6.625% 8/15/03	Aaa	15,800	15,848
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	Aaa	3,715	3,711
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			275,578
U.S. Treasury Obligations - 13.0%
U.S. Treasury Bonds:
10.75% 5/15/03	Aaa	42,525	47,170
12% 8/15/13	Aaa	115,350	157,648
14% 11/15/11	Aaa	62,800	87,861
U.S. Treasury Notes:
5.5% 2/15/08	Aaa	123,675	121,047
7% 7/15/06	Aaa	15,000	15,812
TOTAL U.S. TREASURY OBLIGATIONS			429,538
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $719,312)			705,116
U.S. Government Agency - Mortgage Securities - 7.4%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 5.5%
6.5% 3/1/13 to 10/1/30	Aaa	$ 67,800	$ 65,778
7% 7/1/25 to 11/1/30	Aaa	26,551	26,030
7.5% 8/1/13 to 8/1/30	Aaa	84,362	84,289
8% 7/1/30 to 8/1/30	Aaa	6,874	6,958
12.5% 4/1/14 to 8/1/15	Aaa	131	148
TOTAL FANNIE MAE			183,203
Freddie Mac - 0.8%
7.5% 9/1/30 to 10/1/30	Aaa	26,009	25,993
8.5% 6/1/13	Aaa	25	25
TOTAL FREDDIE MAC			26,018
Government National Mortgage Association - 1.1%
7.5% 3/15/28 to 11/1/30	Aaa	533	535
8% 7/15/17 to 5/15/22	Aaa	35,388	36,217
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			36,752
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $245,734)			245,973
Asset-Backed Securities - 9.1%

American Express Master Trust 5.9% 5/15/03	Aaa	12,000	11,786
Americredit Automobile Receivables Trust 7.02% 12/15/05	Aaa	8,000	8,044
ANRC Auto Owner Trust 6.75% 12/15/03	Aaa	13,000	13,000
BankAmerica Manufacturing Housing Contract Trust V:
6.11% 1/10/08	Aaa	10,500	10,438
6.2% 4/10/09	Aaa	7,930	7,838
Capita Equipment Receivables Trust 6.45% 8/15/02	Aa3	12,420	12,342
Caterpillar Financial Asset Trust 6.2% 4/25/04	Aaa	6,185	6,154
Chase Manhattan Grantor Trust 6.76% 9/15/02	A3	350	350
Chevy Chase Auto Receivables Trust 6.2% 3/20/04	Aaa	2,907	2,885
CIT Marine Trust 5.8% 4/15/10	Aaa	6,000	5,904
CPS Auto Grantor Trust 6.55% 8/15/02	Aaa	1,170	1,168
CS First Boston Mortgage Securities Corp. 7% 3/15/27	Aaa	2,156	2,154
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Dayton Hudson Credit Card Master Trust 5.9% 5/25/06	Aaa	$ 4,500	$ 4,415
Discover Card Master Trust I 5.6% 5/15/06	Aaa	12,760	12,349
Fidelity Funding Auto Trust 6.99% 11/15/02 (c)	Aaa	573	573
Ford Credit Auto Owner Trust:
6.2% 12/15/02	Aa2	7,080	7,017
6.4% 12/15/02	Aa2	3,810	3,791
7.03% 11/15/03	Aaa	8,612	8,681
7.09% 11/17/03	Aaa	10,000	10,050
Green Tree Financial Corp.:
6.68% 1/15/29	AAA	21,000	20,849
7.15% 7/15/27	Aaa	542	541
Key Auto Finance Trust 6.65% 10/15/03	Baa3	638	636
MBNA Master Credit Card Trust II:
6.4% 1/18/05	Aaa	7,000	6,976
6.55% 1/15/07	Aaa	8,400	8,342
6.9% 1/15/08	Aaa	8,065	8,122
Navistar Financial Owner Trust 7.2% 5/17/04	Aaa	7,500	7,552
Olympic Automobile Receivables Trust 6.125% 11/15/04	Aaa	1,611	1,595
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 7.12% 2/5/03 (c)(d)	Baa2	5,626	5,608
PP&L Transition Bonds LLC:
Series 1991-1 Class A3, 6.6% 3/25/05	Aaa	4,900	4,888
Series 1999-1 Class A4, 6.72% 12/26/05	Aaa	17,000	16,989
Railcar Trust 7.75% 6/1/04	Aaa	7,205	7,329
Reliance Auto Receivables Corp., Inc. 6.1% 7/15/02 (c)	Aaa	63	63
Sears Credit Account Master Trust II 7% 7/15/08	Aaa	26,750	26,925
SLMA Student Loan Trust 6.835% 4/25/08 (d)	Aaa	22,505	22,505
Tranex Auto Receivables Owner Trust 6.334% 8/15/03 (c)	Aaa	2,588	2,578
Triad Auto Receivables Owner Trust 5.98% 9/17/05	Aaa	3,720	3,675
West Penn Funding LLC 6.63% 12/26/05	Aaa	4,000	3,992
WFS Financial Owner Trust:
5.7% 11/20/03	Aaa	15,500	15,224
7.75% 11/20/04	Aaa	7,000	7,079
TOTAL ASSET-BACKED SECURITIES (Cost $300,717)			300,407
Collateralized Mortgage Obligations - 0.3%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - 0.3%
Freddie Mac sequential pay Series 2122 Class L, 6% 11/15/26 (Cost $8,634)	Aaa	$ 9,035	$ 8,600
Commercial Mortgage Securities - 4.7%

Allied Capital Commercial Mortgage Trust sequential pay Series 1998-1 Class A, 6.31% 1/25/28 (c)	Aaa	3,788	3,750
Bankers Trust II Series 1999-S1A Class D, 8.81% 2/28/14 (c)(d)	Baa2	11,499	11,524
Commercial Mortgage Asset Trust sequential pay Series 1999-C1 Class A3, 6.64% 9/17/10	Aaa	7,500	7,394
CS First Boston Mortgage Securities Corp.:
sequential pay Series 1997-SPICE:
Class A, 6.653% 8/20/36 (c)	-	2,712	2,701
Class D, 7.332% 4/20/08	-	7,500	7,377
sequential pay Series 2000-C1 Class A1, 7.325% 4/15/62	AAA	9,885	10,016
Series 1995-WF1 Class A2, 6.648% 12/21/27	AAA	7,268	7,166
Series 1998-FL1:
Class D, 7.1188% 12/10/00 (c)(d)	Aa1	10,200	10,199
Class E, 7.4688% 1/10/13 (c)(d)	Baa1	15,000	15,266
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	10,000	9,247
Federal Deposit Insurance Corp. REMIC Trust sequential pay Series 1996-C1 Class 1A, 6.75% 7/25/26	Aaa	5,336	5,283
FMAC Loan Receivables Trust sequential pay Series 1998-C Class A1, 5.99% 9/15/20 (c)	Aaa	3,640	3,531
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class A, 6.98% 8/1/15	Aaa	7,802	7,786
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C10 Class A1, 7.1075% 8/15/32	Aaa	7,604	7,642
LTC Commercial Mortgage pass through certificates Series 1998-1 Class A, 6.029% 5/30/30 (c)	AAA	9,290	8,818
Midland Realty Acceptance Corp. sequential pay Series 1997-C1 Class A1, 7.315% 4/25/03	Aaa	2,293	2,287
Prudential Securities Secured Financing Corp. Series 2000-C1 Class A2, 7.727% 2/15/10	Aaa	8,000	8,345
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Resolution Trust Corp. Series 1995-C2 Class D, 7% 5/25/27	Baa2	$ 2,569	$ 2,537
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 12/15/10 (c)	Aaa	5,000	4,922
Series 1 Class C1, 6.762% 12/15/07 (c)	A2	20,000	19,606
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $155,562)			155,397
Foreign Government and Government Agency Obligations (e) - 4.4%

Alberta Province 4.875% 10/29/03	Aa1	7,500	7,135
Chile Republic 6.875% 4/28/09	Baa1	13,800	12,751
Korean Republic yankee 8.875% 4/15/08	Baa2	10,500	10,920
Manitoba Province yankee 6.875% 9/15/02	Aa3	26,500	26,621
Nova Scotia Province yankee 9.375% 7/15/02	A3	12,033	12,494
Ontario Province yankee:
7.375% 1/27/03	Aa3	7,500	7,608
7.75% 6/4/02	Aa3	12,050	12,225
Ontario Province 7%, 8/4/05	Aa3	6,000	6,071
Quebec Province:
7% 1/30/07	A2	9,500	9,477
yankee 6.5% 1/17/06	A2	10,000	9,810
State of Israel (guaranteed by U.S. Government through Agency for International Development) yankee 7.25% 12/15/28	A2	16,000	13,336
United Mexican States:
8.5% 2/1/06	Baa3	11,750	11,715
9.875% 2/1/10	Baa3	6,850	7,107
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $152,633)			147,270
Commercial Paper - 0.7%

British Telecom PLC 6.8525% 10/9/01 (c)(d) (Cost $24,954)	25,000	24,954
Cash Equivalents - 3.7%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements:
(U.S. Government Obligations), in a joint trading account at 6.62%, dated 10/31/00 due 11/1/00	$ 119,232	$ 119,210
(U.S. Treasury Obligations), in a joint trading account at 6.55%, dated 10/31/00 due 11/1/00	2,598	2,598
TOTAL CASH EQUIVALENTS (Cost $121,808)		121,808
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $3,402,013)		3,357,831

NET OTHER ASSETS - (1.3)%		(44,471)
NET ASSETS - 100%		$ 3,313,360
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $303,760,000 or 9.2% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	67.3%	AAA, AA, A	61.1%
Baa	25.3%	BBB	24.5%
Ba	0.6%	BB	1.6%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 1.0%.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.8%
United Kingdom	4.6
Canada	4.4
Australia	1.1
Others (individually less than 1%)	5.1
100.0%
Income Tax Information

At October 31, 2000, the aggregate cost of investment securities for income tax purposes was $3,402,194,000. Net unrealized depreciation aggregated $44,363,000, of which $20,567,000 related to appreciated investment securities and $64,930,000 related to depreciated investment securities.

At April 30, 2000, the fund had a capital loss carryforward of approximately $36,798,000 of which $7,401,000, $5,813,000 and $23,584,000 will expire on April 30, 2005, 2006 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2000 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $121,808) (cost $3,402,013) - See accompanying schedule		$ 3,357,831
Cash		88
Receivable for investments sold		12,794
Receivable for fund shares sold		5,543
Interest receivable		52,713
Other receivables		8
Total assets		3,428,977
Liabilities
Payable for investments purchased	$ 107,731
Payable for fund shares redeemed	5,482
Distributions payable	564
Accrued management fee	1,170
Other payables and accrued expenses	670
Total liabilities		115,617
Net Assets		$ 3,313,360
Net Assets consist of:
Paid in capital		$ 3,442,053
Distributions in excess of net investment income		(1,225)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(83,286)
Net unrealized appreciation (depreciation) on investments		(44,182)
Net Assets, for 336,838 shares outstanding		$ 3,313,360
Net Asset Value, offering price and redemption price per share ($3,313,360 ÷ 336,838 shares)		$9.84

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2000 (Unaudited)
Investment Income Interest		$ 116,951
Security lending		29
Total Income		116,980
Expenses
Management fee	$ 6,856
Transfer agent fees	3,200
Accounting and security lending fees	297
Non-interested trustees' compensation	6
Custodian fees and expenses	59
Registration fees	43
Audit	17
Legal	7
Miscellaneous	2
Total expenses before reductions	10,487
Expense reductions	(242)	10,245
Net investment income		106,735
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(19,954)
Change in net unrealized appreciation (depreciation) on investment securities		72,133
Net gain (loss)		52,179
Net increase (decrease) in net assets resulting from operations		$ 158,914

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2000 (Unaudited)	Year ended April 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 106,735	$ 205,419
Net realized gain (loss)	(19,954)	(48,278)
Change in net unrealized appreciation (depreciation)	72,133	(113,100)
Net increase (decrease) in net assets resulting from operations	158,914	44,041
Distributions to shareholders from net investment income	(105,481)	(203,842)
Share transactions Net proceeds from sales of shares	596,413	1,868,049
Reinvestment of distributions	101,261	195,263
Cost of shares redeemed	(637,119)	(2,218,983)
Net increase (decrease) in net assets resulting from share transactions	60,555	(155,671)
Total increase (decrease) in net assets	113,988	(315,472)
Net Assets
Beginning of period	3,199,372	3,514,844
End of period (including distributions in excess of net investment income of $1,225 and $2,479, respectively)	$ 3,313,360	$ 3,199,372
Other Information Shares
Sold	61,055	189,673
Issued in reinvestment of distributions	10,356	19,885
Redeemed	(65,284)	(225,183)
Net increase (decrease)	6,127	(15,625)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2000	Years ended April 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.670	$ 10.150	$ 10.160	$ 9.960	$ 10.050	$ 10.030
Income from Investment Operations Net investment income	.323 D	.623 D	.613 D	.646 D	.647 D	.684
Net realized and unrealized gain (loss)	.167	(.485)	(.013)	.200	(.060)	(.004)
Total from investment operations	.490	.138	.600	.846	.587	.680
Less Distributions
From net investment income	(.320)	(.618)	(.610)	(.646)	(.647)	(.660)
From net realized gain	-	-	-	-	(.030)	-
Total distributions	(.320)	(.618)	(.610)	(.646)	(.677)	(.660)
Net asset value, end of period	$ 9.840	$ 9.670	$ 10.150	$ 10.160	$ 9.960	$ 10.050
Total Return B, C	5.13%	1.44%	6.03%	8.70%	6.02%	6.85%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 3,313	$ 3,199	$ 3,515	$ 3,092	$ 3,083	$ 2,881
Ratio of expenses to average net assets	.65% A	.67%	.66%	.66%	.71%	.73%
Ratio of expenses to average net assets after expense reductions	.63% A, E	.66% E	.65% E	.65% E	.69% E	.71% E
Ratio of net investment income to average net assets	6.57% A	6.32%	6.00%	6.37%	6.46%	6.48%
Portfolio turnover rate	99% A	102%	108%	90%	116%	169%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2000 (Unaudited)

1. Significant Accounting Policies.

Fidelity Intermediate Bond Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies -continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,565,748,000 and $1,564,894,000, respectively, of which U.S. government and government agency obligations aggregated $809,990,000 and $815,751,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $ 9,106,000. The weighted average interest rate was 6.66%. Interest earned from the interfund lending program amounted to $5,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no security loans outstanding.

7. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $11,000 and $231,000, respectively, under these arrangements.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

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Georgia

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Atlanta, GA

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Illinois

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Chicago, IL

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Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
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Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

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Providence, RI

Tennessee

6150 Poplar Avenue
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Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Ford E. O'Neil, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Marie L. Knowles

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

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Investment Grade Bond

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Strategic Income

Target TimelineSM  2001 & 2003

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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(automated graphic)    Automated line for quickest service

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